Accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation and consolidation
Basis of presentation
The financial statements are presented in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The amounts are presented in United States dollar (US dollar) rounded to the nearest hundred thousand, unless otherwise stated.
Going concern
In our Form 20-F covering our annual report for the fiscal year ended December 31, 2017, issued on April 12, 2018, we reported that the combination of (i) our operational dependence on Seadrill because of the management, administrative and technical support services provided to us by Seadrill and (ii) uncertainties over Seadrill's ability to continue as a going concern linked to its Chapter 11 Re-organization, gave rise to a substantial doubt over our ability to continue as a going concern for a period of at least twelve months after the date the financial statements were issued.
Seadrill completed its plan of reorganization and emerged from Bankruptcy on July 2, 2018. Therefore, the above uncertainty has been mitigated and there is no longer a substantial doubt over our ability to continue as a going concern for at least the twelve months after the date the financial statements are issued.
Basis of consolidation
The financial statements include the results and financial position of all companies in which we directly or indirectly hold more than 50% of the voting control. We eliminate all intercompany balances and transactions.
We control Seadrill Operating LP and its majority owned subsidiaries as well as Seadrill Capricorn Holdings LLC and its majority owned subsidiaries. We separately present within equity on our Consolidated Balance Sheets the ownership interests attributable to parties with non-controlling interests in our Consolidated subsidiaries, and we separately present net income attributable to such parties in our Consolidated Statements of Operations.

Use of estimates
Use of estimates
Preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Business combinations
Business combinations
We apply the acquisition method of accounting for business combinations. The acquisition method requires the total of the purchase price of acquired businesses and any non-controlling interest recognized to be allocated to the identifiable tangible and intangible assets and liabilities acquired at fair value, with any residual amount being recorded as goodwill as of the acquisition date. Costs associated with the acquisition are expensed as incurred.

Foreign currencies
Foreign currencies
The majority of our revenues and expenses are denominated in U.S. dollars and therefore the majority of our subsidiaries use U.S. dollars as their functional currency. Our reporting currency is also U.S. dollars. For subsidiaries that maintain their accounts in currencies other than U.S. dollars, we use the current method of translation whereby the Statement of Operations are translated using the average exchange rate for the year and the assets and liabilities are translated using the year-end exchange rate. Foreign currency translation gains or losses on consolidation are recorded as a separate component of other comprehensive income in shareholders' equity.

Related parties
Related parties
Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or common significant influence. Refer to Note 14 - ''Related party transactions''.

Contract revenue
Revenue from contracts with customers
The activities that primarily drive the revenue earned from our drilling contracts include (i) providing a drilling rig and the crew and supplies necessary to operate the rig, (ii) mobilizing and demobilizing the rig to and from the drill site and (iii) performing rig preparation activities and/or modifications required for the contract. Consideration received for performing these activities may consist of dayrate drilling revenue, mobilization and demobilization revenue, contract preparation revenue and reimbursement revenue. We account for these integrated services as a single performance obligation that is (i) satisfied over time and (ii) comprised of a series of distinct time increments.
We recognize consideration for activities that correspond to a distinct time increment within the contract term in the period when the services are performed. We recognize consideration for activities that are (i) not distinct within the context of our contracts and (ii) do not correspond to a distinct time increment, ratably over the estimated contract term.
We determine the total transaction price for each individual contract by estimating both fixed and variable consideration expected to be earned over the term of the contract. The amount estimated for variable consideration may be constrained and is only included in the transaction price to the extent that it is probable that a significant reversal of previously recognized revenue will not occur throughout the term of the contract. When determining if variable consideration should be constrained, we consider whether there are factors outside of our control that could result in a significant reversal of revenue as well as the likelihood and magnitude of a potential reversal of revenue. We re-assess these estimates each reporting period as required.
Dayrate Drilling Revenue - Our drilling contracts generally provide for payment on a dayrate basis, with higher rates for periods when the drilling unit is operating and lower rates or zero rates for periods when drilling operations are interrupted or restricted. The dayrate invoices billed to the customer are typically determined based on the varying rates applicable to the specific activities performed on an hourly basis. Such dayrate consideration is allocated to the distinct hourly increment it relates to within the contract term, and therefore, recognized in line with the contractual rate billed for the services provided for any given hour.
Mobilization Revenue - We may receive fees (on either a fixed lump-sum or variable dayrate basis) for the mobilization of our rigs. These activities are not considered to be distinct within the context of the contract and therefore, the associated revenue is allocated to the overall performance obligation and recognized ratably over the expected term of the related drilling contract. We record a contract liability for mobilization fees received, which is amortized ratably to contract drilling revenue as services are rendered over the initial term of the related drilling contract.
Demobilization Revenue - We may receive fees (on either a fixed lump-sum or variable dayrate basis) for the demobilization of our rigs. Demobilization revenue expected to be received upon contract completion is estimated as part of the overall transaction price at contract inception and recognized over the term of the contract. In most of our contracts, there is uncertainty as to the likelihood and amount of expected demobilization revenue to be received. For example, the amount may vary dependent upon whether or not the rig has additional contracted work following the contract. Therefore, the estimate for such revenue may be constrained, as described above, depending on the facts and circumstances pertaining to the specific contract. We assess the likelihood of receiving such revenue based on past experience and knowledge of the market conditions.
Revenues Related to Reimbursable Expenses - We generally receive reimbursements from our customers for the purchase of supplies, equipment, personnel services and other services provided at their request in accordance with a drilling contract or other agreement. Such reimbursable revenue is variable and subject to uncertainty, as the amounts received and timing thereof are highly dependent on factors outside of our influence. Accordingly, reimbursable revenue is fully constrained and not included in the total transaction price until the uncertainty is resolved, which typically occurs when the related costs are incurred on behalf of a customer. We are generally considered a principal in such transactions and record the associated revenue at the gross amount billed to the customer, at a point in time, as "Reimbursable revenues" in our Consolidated Statements of Operations.

Contract Balances - Accounts receivable are recognized when the right to consideration becomes unconditional based upon contractual billing schedules. Contract asset balances consist primarily of demobilization revenues which have been recognized during the period but are contingent on future demobilization activities. Contract liabilities include payments received for mobilization as well as rig preparation and upgrade activities which are allocated to the overall performance obligation and recognized ratably over the initial term of the contract.
Local Taxes - In some countries, the local government or taxing authority may assess taxes on our revenues. Such taxes may include sales taxes, use taxes, value-added taxes, gross receipts taxes and excise taxes. We generally record tax-assessed revenue transactions on a net basis.
Deferred Contract Costs - Certain direct and incremental costs incurred for upfront preparation, initial mobilization and modifications of contracted rigs represent costs of fulfilling a contract as they relate directly to a contract, enhance resources that will be used in satisfying our performance obligations in the future and are expected to be recovered. Such costs are deferred and amortized ratably to contract drilling expense as services are rendered over the initial term of the related drilling contract.

Other revenues
Other revenues
Other revenues consist of related party revenues, external management fees, and early termination fees. Refer to Note 7 - ''Other revenues''.
Related party revenues - Related party revenues relate to onshore support and offshore personnel provided to Seadrill
Early termination fees - Other revenues also include amounts recognized as early termination fees under drilling contracts which have been terminated prior to the contract end date. Contract termination fees are recognized daily as and when any contingencies or uncertainties are resolved.

Vessel and rig operating expenses
Vessel and rig operating expenses
Vessel and rig operating expenses are costs associated with operating a drilling unit that is either in operation or stacked, and include the remuneration of offshore crews and related costs, rig supplies, insurance costs, expenses for repairs and maintenance and costs for onshore support personnel. We expense such costs as incurred.

Mobilization and demobilization expenses
Mobilization and demobilization expenses
We incur costs to prepare a drilling unit for a new customer contract and to move the rig to a new contract location. We capitalize the mobilization and preparation costs for a rig's first contract as a part of the rig value and recognize them as depreciation expense over the expected useful life of the rig (i.e. 30 years). For subsequent contracts, we defer these costs over the expected contract term (see deferred contract costs above), unless we don't expect the costs to be recoverable, in which case we expense them as incurred.
We incur costs to transfer a drilling unit to a safe harbor or different geographic area at the end of a contract. We expense such demobilization costs as incurred. We also expense any costs incurred to relocate drilling units that are not under contract.

Repairs, maintenance and periodic surveys
Repairs, maintenance and periodic surveys
Costs related to periodic overhauls of drilling units are capitalized and amortized over the anticipated period between overhauls, which is generally five years. Related costs are primarily yard costs and the cost of employees directly involved in the work. We include amortization costs for periodic overhauls in depreciation expense. Costs for other repair and maintenance activities are included in vessel and rig operating expenses and are expensed as incurred.

Income taxes
Income taxes
Seadrill Partners LLC is organized in the Republic of the Marshall Islands and resident in the United Kingdom for taxation purposes. The Company does not conduct business or operate in the Republic of the Marshall Islands, and is not subject to income, capital gains, profits or other taxation under current Marshall Islands law. As a tax resident of the United Kingdom the Company is subject to tax on income earned from sources within the United Kingdom. Certain subsidiaries operate in other jurisdictions where taxes are imposed. Consequently, income taxes have been recorded in these jurisdictions when appropriate.
Significant judgment is involved in determining the provision for income taxes. There are certain transactions for which the ultimate tax determination is unclear due to uncertainty in the ordinary course of business. The Company recognizes tax liabilities based on its assessment of whether its tax positions are more likely than not sustainable, based on the technical merits and considerations of the relevant taxing authorities widely understood administrative practices and precedent.
Income tax expense consists of taxes currently payable and changes in deferred tax assets and liabilities calculated according to local tax rules. Deferred tax assets and liabilities are based on temporary differences that arise between carrying values used for financial reporting purposes and amounts used for taxation purposes of assets and liabilities and the future tax benefits of tax loss carry forwards. A deferred tax asset is recognized only to the extent that it is more likely than not that future taxable profits will be available against which the asset can be utilized. The amount of deferred tax provided is based upon the expected manner of settlement of the carrying amount of assets and liabilities, using tax rates enacted at the balance sheet date. The impact of tax law changes is recognized in periods when the change is enacted. We have presented all deferred tax liabilities and assets, as well as any related valuation allowance, as non-current for all periods presented in this annual report.

Earnings Per Unit
Earnings Per Unit ("EPU")
We compute EPU using the two-class method set out in GAAP. We first allocate undistributed earnings for the period to the holders of common units, subordinated units and incentive distribution rights. This allocation is made in accordance with the cash distribution provisions contained in our Operating Agreement. Unallocated earnings may be negative if amounts distributed are higher than total earnings. We allocate such deficits using the same cash distribution model.
We calculate the EPU for each category of units by taking the sum of the distributions to those units plus the allocation of those units undistributed earnings for the period and dividing this total by the weighted average number of units outstanding for the period. We don't have any potentially dilutive instruments and therefore don't present a diluted EPU. Refer to Note 18 - ''Earnings per unit and cash distributions''.

Current and non-current classification
Current and non-current classification
Generally, assets and liabilities (excluding deferred taxes) are classified as current assets and liabilities respectively, if their maturity is within one year of the balance sheet date. In addition, we classify any derivatives financial instruments whose fair value is a net liability as current.
Generally, assets and liabilities are classified as non-current assets and liabilities respectively, if their maturity is beyond one year of the balance sheet date. In addition, we classify loan fees based on the classification of the associated debt principal and we classify any derivatives financial instruments whose fair value is a net asset as non-current.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash, bank deposits and highly liquid financial instruments with original maturities of three months or less.
Receivables
Receivables
Receivables, including accounts receivable, are recorded in the balance sheet at their nominal amount less an allowance for doubtful accounts. We establish reserves for doubtful accounts on a case-by-case basis when it is unlikely that required payments of specific amounts will occur. In establishing these reserves, we consider the financial condition of the customer as well as specific circumstances related to the receivable such as customer disputes. Receivable amounts determined as being unrecoverable are written off.

Drilling units
Drilling units
Rigs, vessels and related equipment are recorded at historical cost less accumulated depreciation. The cost of these assets, less estimated residual value is depreciated on a straight-line basis over their estimated remaining economic useful lives. The estimated residual value is taken to be offset by any decommissioning costs that may be incurred. The estimated economic useful life of our floaters and, jack-up rigs, when new, is 30 years. Significant investments are capitalized and depreciated in accordance with the nature of the investment. Significant investments that are deemed to increase an asset's value for its remaining useful life are capitalized and depreciated over the remaining life of the asset.

Impairment of long-lived assets
Impairment of long-lived assets
We review the carrying value of our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be appropriate. We first assess recoverability of the carrying value of the asset by estimating the undiscounted future net cash flows expected to result from the asset, including eventual disposal. If the undiscounted future net cash flows are less than the carrying value of the asset, we then compare the carrying value of the intangible asset with the discounted future net cash flows, using relevant WACC to determine an impairment loss to be recognized during the period.

Favorable drilling contracts - intangible assets
Favorable drilling contracts - intangible assets
Favorable drilling contracts are recorded as an intangible asset at fair value on the date of acquisition less accumulated amortization. The amortization is recognized in the Consolidated Statements of Operations under "amortization of favorable contracts". The amounts of these assets are amortized on a straight-line basis over the estimated remaining economic useful life or contractual period.

Derivative Financial Instruments and Hedging Activities
Derivative Financial Instruments and Hedging Activities
We record derivative financial instruments at fair value. None of our derivative financial instruments have been designated as hedging instruments. Therefore, changes in their fair value are taken to the Consolidated Statements of Operations in each period. Refer to Note 16 - ''Fair value of financial instruments''.
We classify the gain or loss on derivative financial instruments as a separate line item within financial items in the Consolidated Statements of Operations. We classify the asset or liability for derivative financial instruments as an other current asset or liability in our Consolidated Balance Sheets. We offset assets and liabilities for derivatives that are subject to legally enforceable master netting agreements.

Deferred charges
Deferred charges
Loan related costs, including debt issuance, arrangement fees and legal expenses, are capitalized and presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability, and amortized over the term of the related loan and the amortization is included in interest expense.

Debt
Debt
We have financed a significant proportion of the cost of acquiring our fleet of drilling units through the issue of debt instruments. At the inception of a term debt arrangement, or whenever we make the initial drawdown on a revolving debt arrangement, we will incur a liability for the principal to be repaid.

Provisions
Loss contingencies
We recognize a loss contingency in the Consolidated Balance Sheets where we have a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate of the amount can be made. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

Equity allocation
Equity allocation
Earnings attributable to unitholders of Seadrill Partners are allocated to all unitholders on a pro rata basis for the purposes of presentation in the Consolidated Statements of Changes in Members' Capital. Earnings attributable to unitholders for any period are first reduced for any cash distributions for the period to be paid to the holders of the incentive distribution rights.
At the time of the IPO the equity attributable to unitholders was allocated using the hypothetical amounts which would be distributed to the various unitholders on a liquidation of the Company ("hypothetical liquidation method"). This method has also been used to account for issuances of common units by the Company, and the deemed distributions from equity which resulted from acquisitions of drilling units from Seadrill.

Recently Adopted and Issued Accounting Standards
We adopted the following accounting standard updates ("ASUs") in the year:
ASU 2014-09 - Revenue from contracts with customers (also 2016-8, 2016-10, 2016-11, 2016-12, 2016-20, 2017-13, 2017-14)
In May 2014, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU, No. 2014-09, Revenue from Contracts with Customers (Topic 606), or ASU 2014-09, which supersedes the revenue recognition requirements in Topic 605, Revenue Recognition. Under the new guidance, revenue is recognized when a customer obtains control of promised goods or services and in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services.

We adopted ASU 2014-09 and its related amendments, or collectively Topic 606, effective January 1, 2018 using the modified retrospective method. Accordingly, we have applied the five-step method outlined in Topic 606 for determining when and how revenue is recognized to all contracts that were not completed as of the date of adoption. Revenues for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts have not been adjusted and continue to be reported under the previous revenue recognition guidance. For contracts that were modified before the effective date, we have considered the modification guidance within the new standard and determined that the revenue recognized and contract balances recorded prior to adoption for such contracts were not impacted. While Topic 606 requires additional disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers, its adoption has not had a material impact on the measurement or recognition of our revenues or on our opening retained earnings at January 1, 2018. Refer to Note 5- "Revenue from Contracts with Customers" for further information.
ASU 2017-04 Intangibles (Topic 350)- Simplifying the Test for Goodwill Impairment
In January 2017, the FASB issued ASU 2017-04, Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Under the new guidance, entities will continue to perform Step 1 of the goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. The entity will now recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

We early adopted ASU 2017-04, effective December 31, 2018. on a prospective basis. Accordingly, we have applied the simplified test for goodwill at December 31, 2018. Prior to adopting ASU 2017-04, we had recorded goodwill of $3.2 million with accumulated impairment losses of nil. As a result of adopting ASU 2017-04, we have recorded a goodwill impairment loss of $3.2 million in 2018.

Other ASUs
We adopted the following ASUs in the year, none of which had any impact on our Consolidated Financial Statements and related disclosures:

•	ASU 2016-01 Financial Instruments - Recognition and Measurement of Financial Assets and Financial Liabilities

•	ASU 2016-15 Statement of Cash Flows (Topic 230) - Classification of Certain Cash Receipts and Cash Payments

•	ASU 2016-16 Income Taxes - Income taxes intra-entity transfers of assets other than inventory

•	ASU 2016-18 Statement of Cash Flows - Restricted Cash

•	ASU 2017-01 Business Combinations (Topic 805)- Clarifying the Definition of a Business

•	ASU 2018-03 Technical Corrections and Improvements to Financial Instruments-Overall (Subtopic 825-10)

•	ASU 2018-04 Investments-Debt Securities (Topic 320) and Regulated Operations (Topic 980)

•	ASU 2018-05 Income Taxes (Topic 740)

•	ASU 2018-06 Codification Improvements to (Topic 942)

•	ASU 2018-09 Codification Improvements

•	ASU 2018-19 Codification Improvements to (Topic 326)

Recently Issued Accounting Standards
The FASB have issued the following ASUs that we have not yet adopted but which could affect our Consolidated Financial Statements and related disclosures in future periods.

•	ASU 2016-02 Leases (Topic 842) (also 2018-01, 2018-10, 2018-11. 2018-20)

•	ASU 2016-13 Financial Instruments - Credit Losses (Topic 326)

•	ASU 2018-07 Compensation-Stock Compensation (Topic 718)

•	ASU 2018-13 Fair Value Measurement (Topic 820)

•	ASU 2018-14 Compensation-Retirement Benefits-Defined Benefit Plans (Subtopic 715-20)

•	ASU 2018-15 Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40)

•	ASU 2018-16 Derivatives and Hedging (Topic 815)

•	ASU 2018-17 Consolidation (Topic 810)
ASU 2016-02 - Leases (also 2018-01, 2018-10, 2018-11. 2018-20)
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The update required an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements. It also offered specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. The guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal year, using a modified retrospective application.
Effective January 1, 2019, we will adopt Topic 842 using the modified retrospective application through a cumulative-effect adjustment to retained earnings at January 1, 2019. We have elected the following transition practical expedients, which will be applied consistently to all leases that commenced before January 1, 2019:

1.	We will not reassess whether any expired or existing contracts are or contain leases.

2.	We will not reassess the lease classification for any expired or existing leases.

3.	We will not reassess initial direct costs for any existing leases.

4.	We will use hindsight in determining the lease term and in assessing impairment of the right-of-use assets.
We have determined that our drilling contracts contain a lease component, however, we have elected not to separate the drilling contract lease and non-lease components. We have determined that the non-lease component in our drilling contracts is the predominant component. As such, we will continue to account for our drilling contracts under the guidance in Topic 606. We do not expect our pattern of revenue recognition to change significantly compared to current accounting standards.
We have determined that adoption of this standard will result in increased disclosure of our leasing arrangements. We currently expect this guidance to have nil impact our Consolidated Financial Statements and related disclosures when we adopt it.
ASU 2016-13 - Financial Instruments - Measurement of Credit Losses on Financial Instruments
In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which revises guidance for the accounting for credit losses on financial instruments within its scope. The new standard introduces an approach, based on expected losses, to estimate credit losses on certain types of financial instruments and modifies the impairment model for available-for-sale debt securities. The guidance will be effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted only from January 1, 2019. Entities are required to apply the standard's provisions as a cumulative-effect adjustment to retained earnings as at the beginning of the first reporting period in which the guidance is adopted.
We are in the early stage of evaluating the impact of this standard update. Our customers are international oil companies, national oil companies and large independent oil companies. Our financial assets are primarily held with counter parties with high credit standing and we have historically had a low incidence of bad debt expense. Therefore, we do not currently expect this guidance to significantly affect our Consolidated Financial Statements and related disclosures when we adopt it.
ASU 2018-07 Compensation - Stock Compensation
In June 2018, the FASB issued ASU 2018-07, Stock Compensation (Topic 718): Improvements to non-employee share-based payment accounting, which intended to reduce cost and complexity and to improve financial reporting for share-based payments issued to non-employees. The guidance will be effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted. We are in the process of evaluating the impact of this standard update on our Consolidated Financial Statements and related disclosures.
ASU 2018-13 Fair Value Measurement - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. The update is intended to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the US GAAP information requirements that are most important to users of an entity's financial statements. The guidance will be effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted. We are in the process of evaluating the impact of this standard update on our Consolidated Financial Statements and related disclosures.
ASU 2018-14 Compensation - Changes to the Disclosure Requirements for Defined Benefit Plans
In August 2018, the FASB issued ASU 2018-14, Compensation-Retirement Benefits-Defined Benefit Plans- General (Subtopic 715-20): Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans. The update is intended to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the US GAAP information requirements that are most important to users of an entity's financial statements. The guidance will be effective for annual and interim periods beginning after December 15, 2020, with early adoption permitted. We are in the process of evaluating the impact of this standard update on our Consolidated Financial Statements and related disclosures.
ASU 2018-15 Intangibles
In August 2018, the FASB issued ASU 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (a consensus of the FASB Emerging Issues Task Force). The update is intended to provide additional guidance on the accounting for costs of implementation activities performed in a cloud computing arrangement that is a service contract. The guidance will be effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted. We are in the process of evaluating the impact of this standard update on our Consolidated Financial Statements and related disclosures.
ASU 2018-16 Derivatives and Hedging
In October 2018, the FASB issued ASU 2018-16, Derivatives and Hedging (Topic 815): Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes. The update is intended to permit use of the OIS rate based on SOFR as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815 in addition to the direct Treasury obligations of the U.S. government, the LIBOR swap rate, the OIS rate based on the Fed Funds Effective Rate, and the Securities Industry and Financial Markets Association Municipal Swap Rate. The guidance will be effective for annual and interim periods beginning after December 15, 2018, with early adoption permitted if an entity has already adopted ASU 2017-12. We are in the process of evaluating the impact of this standard update on our Consolidated Financial Statements and related disclosures.
ASU 2018-17 Consolidation: Targeted Improvements to Related Party Guidance for Variable Interest Entities
In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities. The update is intended to improve general purpose financial reporting by considering indirect interests held through related parties in common control arrangements on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. The guidance will be effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted.
Effective January 1, 2019, we will adopt ASU 2018-17 on a prospective basis and apply the amendments in the update to qualifying new or re-designated hedging relationships entered into on or after January 1, 2019. We do not expect this to have a material impact on our Consolidated Financial Statements and related disclosures.
Other accounting standard updates issued by the FASB
As of February 28, 2019, the FASB have issued several further updates not included above. We do not currently expect any of these updates to affect our Consolidated Financial Statements and related disclosures either on transition or in future periods.

Favorable contracts
Favorable contracts
Favorable drilling contracts are recorded as intangible assets at fair value on the date of acquisition less accumulated amortization. The amounts recognized represent the net present value of the existing contracts at the time of acquisition compared to the current market rates at the time of acquisition, discounted at the weighted average cost of capital. The estimated favorable contract values have been recognized and amortized on a straight line basis over the terms of the contracts, ranging from two to five years.